STOCK-BASED COMPENSATION - Vallon - Q1 - Schedule of Stock-based Compensation Expense (Details) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended
	Sep. 30, 2023	Mar. 31, 2023	Sep. 30, 2022	Mar. 31, 2022	Sep. 30, 2023	Sep. 30, 2022
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 326		$ 0		$ 351	$ 0
Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	0		0		0	0
General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation	$ 326		$ 0		$ 351	$ 0
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.)
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation		$ 85		$ 181
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | Research and development
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation		6		18
GRI Bio, Inc. (Formerly Vallon Pharmaceuticals, Inc.) | General and administrative
Share-based Payment Arrangement, Expensed and Capitalized, Amount [Line Items]
Stock-based compensation		$ 79		$ 163